Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
April 30, 2026
RW34-NPRT3-0626
1.858598.118
Bond Funds - 67.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,711	959,980
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,887	91,052
Fidelity Series Corporate Bond Fund (a)	46,642	436,101
Fidelity Series Emerging Markets Debt Fund (a)	3,641	31,352
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	825	7,866
Fidelity Series Floating Rate High Income Fund (a)	652	5,675
Fidelity Series Government Bond Index Fund (a)	80,500	733,359
Fidelity Series High Income Fund (a)	637	5,696
Fidelity Series International Credit Fund (a)	328	2,752
Fidelity Series International Developed Markets Bond Index Fund (a)	33,503	281,426
Fidelity Series Investment Grade Bond Fund (a)	66,905	675,068
Fidelity Series Investment Grade Securitized Fund (a)	44,621	405,157
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,609	166,894
Fidelity Series Real Estate Income Fund (a)	561	5,699
TOTAL BOND FUNDS (Cost $3,989,122)		3,808,077

Domestic Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,962	173,006
Fidelity Series Commodity Strategy Fund (a)	354	41,554
Fidelity Series Large Cap Growth Index Fund (a)	3,672	110,565
Fidelity Series Large Cap Stock Fund (a)	4,212	121,007
Fidelity Series Large Cap Value Index Fund (a)	10,492	211,092
Fidelity Series Small Cap Core Fund (a)	2,162	33,466
Fidelity Series Small Cap Opportunities Fund (a)	1,038	19,588
Fidelity Series Value Discovery Fund (a)	4,142	74,645
TOTAL DOMESTIC EQUITY FUNDS (Cost $451,510)		784,923

International Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,054	107,962
Fidelity Series Emerging Markets Fund (a)	4,440	64,020
Fidelity Series Emerging Markets Opportunities Fund (a)	8,675	256,010
Fidelity Series International Growth Fund (a)	5,905	119,811
Fidelity Series International Index Fund (a)	2,881	46,496
Fidelity Series International Small Cap Fund (a)	2,732	51,462
Fidelity Series International Value Fund (a)	7,203	119,636
Fidelity Series Overseas Fund (a)	7,705	119,662
Fidelity Series Select International Small Cap Fund (a)	302	4,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $579,482)		889,643

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,701	27,013
Fidelity Series Treasury Bill Index Fund (a)	13,536	134,687
TOTAL SHORT-TERM FUNDS (Cost $161,327)		161,700

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $46,784)	3.73	46,784	46,784

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,228,225)	5,691,127
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,930)
NET ASSETS - 100.0%	5,689,197

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	826,165	315,553	187,821	25,025	(710)	6,793	959,980	95,711
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	95,468	24,215	29,160	2,946	(1,507)	2,036	91,052	11,887
Fidelity Series Blue Chip Growth Fund	155,800	64,046	72,522	6,222	7,062	18,620	173,006	6,962
Fidelity Series Canada Fund	49,252	68,512	22,584	1,595	423	12,359	107,962	5,054
Fidelity Series Commodity Strategy Fund	11,318	32,140	10,432	363	732	7,796	41,554	354
Fidelity Series Corporate Bond Fund	386,388	132,664	82,136	14,762	(2,555)	1,740	436,101	46,642
Fidelity Series Emerging Markets Debt Fund	27,313	7,973	5,509	1,313	(182)	1,757	31,352	3,641
Fidelity Series Emerging Markets Debt Local Currency Fund	7,949	2,377	2,550	553	(37)	127	7,866	825
Fidelity Series Emerging Markets Fund	48,590	25,090	26,894	1,226	4,051	13,183	64,020	4,440
Fidelity Series Emerging Markets Opportunities Fund	194,588	103,681	106,650	5,071	14,909	49,482	256,010	8,675
Fidelity Series Floating Rate High Income Fund	5,020	1,762	1,027	299	(17)	(63)	5,675	652
Fidelity Series Government Bond Index Fund	636,606	242,846	144,444	19,471	(4,637)	2,988	733,359	80,500
Fidelity Series Government Money Market Fund	60,914	60,330	74,460	1,375	-	-	46,784	46,784
Fidelity Series High Income Fund	5,098	1,547	1,037	288	(1)	89	5,696	637
Fidelity Series International Credit Fund	2,672	87	-	86	-	(7)	2,752	328
Fidelity Series International Developed Markets Bond Index Fund	250,193	87,169	48,267	9,966	(2,221)	(5,448)	281,426	33,503
Fidelity Series International Growth Fund	108,746	58,034	54,326	8,100	4,736	2,621	119,811	5,905
Fidelity Series International Index Fund	40,995	19,518	20,494	1,297	2,694	3,783	46,496	2,881
Fidelity Series International Small Cap Fund	65,224	14,817	26,980	8,732	3,263	(4,862)	51,462	2,732
Fidelity Series International Value Fund	120,853	53,731	67,217	10,460	14,330	(2,061)	119,636	7,203
Fidelity Series Investment Grade Bond Fund	595,507	210,562	133,491	20,259	(5,162)	7,652	675,068	66,905
Fidelity Series Investment Grade Securitized Fund	367,202	119,347	88,471	13,081	(3,162)	10,241	405,157	44,621
Fidelity Series Large Cap Growth Index Fund	99,419	39,830	38,274	892	3,510	6,080	110,565	3,672
Fidelity Series Large Cap Stock Fund	91,942	53,269	33,450	9,708	488	8,758	121,007	4,212
Fidelity Series Large Cap Value Index Fund	185,723	70,426	75,395	6,906	8,195	22,143	211,092	10,492
Fidelity Series Long-Term Treasury Bond Index Fund	198,185	81,494	113,048	4,979	(21,302)	21,565	166,894	31,609
Fidelity Series Overseas Fund	108,861	58,286	48,095	8,536	4,851	(4,241)	119,662	7,705
Fidelity Series Real Estate Income Fund	4,980	1,686	997	216	(5)	35	5,699	561
Fidelity Series Select International Small Cap Fund	4,408	406	927	138	177	520	4,584	302
Fidelity Series Short-Term Credit Fund	25,017	10,920	8,832	927	28	(120)	27,013	2,701
Fidelity Series Small Cap Core Fund	41,242	8,650	26,121	285	2,659	7,036	33,466	2,162
Fidelity Series Small Cap Opportunities Fund	18,928	4,561	8,527	896	3,074	1,552	19,588	1,038
Fidelity Series Treasury Bill Index Fund	160,129	143,747	169,315	4,356	(39)	165	134,687	13,536
Fidelity Series Value Discovery Fund	66,356	27,243	27,354	5,726	2,022	6,378	74,645	4,142
	5,067,051	2,146,519	1,756,807	196,055	35,667	198,697	5,691,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.